Note 16 - Accumulated Other Comprehensive Income (Loss) - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
AOIC balance	$ 436	$ (523)
Current period other comprehensive income (loss)	458	959
AOIC balance	894	436
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
AOIC balance	436	(528)
Current period other comprehensive income (loss)	472	964
AOIC balance	908	436
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
AOIC balance	0	5
Current period other comprehensive income (loss)	0	(5)
AOIC balance	$ 0	$ 0